EVENTS AFTER THE BALANCE SHEET DATE (Details) SFr in Millions, $ in Millions	Feb. 04, 2025 USD ($)	Dec. 31, 2024 CHF (SFr)	Dec. 31, 2023 CHF (SFr)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | SFr		SFr 4,676.8	SFr 5,425.7
Term Loan B Due 2032 | Entering into significant commitments or contingent liabilities
Disclosure of non-adjusting events after reporting period [line items]
Borrowings | $	$ 1,300
Borrowings, percentage of par value	99.75%
Interest rate	2.50%